BASIC AND FULLY DILUTED LOSS PER SHARE (Details) - Schedule of Anti-Dilutive Common Stock Equivalents - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	59,508,588	55,189,094	57,838,464	45,832,407
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	6,097,099	6,053,831	4,106,296	6,212,191
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	22,047,175	18,244,842	22,371,795	11,049,842
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding			9,814,999	8,375,000
Stock to be issued [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding			300,000	0
Preferred Stock Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	15,100,000	15,100,000	15,100,000	15,100,000
Preferred Stock Dividends [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	5,989,315	5,804,867	6,145,374	5,095,374